UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Tracey Hanrahan
Title:			Compliance Manager
Phone:			0044-131-270-8245
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		October 6th, 2010
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	19
 FORM 13F Information Table Value Total:	$2,739,537


List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS 	CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment  Sole    	Shared None
APPLIED MATERIALS INC AMAT	COM		38222105	254,406	  21,781,318	SH N/A	SOLE	21,781,318	0	0
BANK OF AMERICA CORP BAC	COM		60505104	202,311	  15,440,623	SH N/A	SOLE	15,440,623	0	0
CEMEX SAB			Sponsored ADR	151290889	96	  11,300	SH N/A	SOLE	11,300		0	0
CISCO SYSTEMS INC CSCO		COM		17275R102	316,021	  14,430,178	SH N/A	SOLE	14,430,178	0	0
CONOCOPHILLIPS COP		COM		20825C104	214,382	  3,732,935	SH N/A	SOLE	3,732,935	0	0
DR HORTON INC DHI		COM		23331A109	220,720	  19,848,941	SH N/A	SOLE	19,848,941	0	0
EASTMAN KODAK CO EK		COM		277461109	105	  25,060	SH N/A	SOLE	25,060		0	0
FORD MOTOR CO F			COM		345370860	93	  7,630		SH N/A	SOLE	7,630		0	0
GENERAL DYNAMICS CORP GD	COM		369550108	184,794	  2,942,104	SH N/A	SOLE	2,942,104	0	0
GENERAL ELECTRIC CO GE		COM		369604103	180,869	  11,130,403	SH N/A	SOLE	11,130,403	0	0
GOODYEAR TIRE & RUBBER CO GT	COM		382550101	94	  8,730		SH N/A	SOLE	8,730		0	0
HUNTSMAN CORP HUN		COM		447011107	109	  9,410		SH N/A	SOLE	9,410		0	0
INTEL CORP INTC			COM		458140100	231,971	  12,081,828	SH N/A	SOLE	12,081,828	0	0
LIZ CLAIBORNE INC LIZ		COM		539320101	124	  20,370	SH N/A	SOLE	20,370		0	0
PETROLEO BRASILEIRO		Sponsored ADR	71654V101	279,654	  8,520,852	SH N/A	SOLE	8,520,852	0	0
SK TELECOM CO LTD-ADR SKM	Sponsored ADR	78440P108	205,404	  11,757,551	SH N/A	SOLE	11,757,551	0	0
SUPERVALU INC SVU		COM		868536103	106	  9,210		SH N/A	SOLE	9,210		0	0
SYMANTEC CORP SYMC		Sponsored ADR	871503108	205,216	  13,563,546	SH N/A	SOLE	13,563,546	0	0
TIME WARNER CABLE TWC		COM		88732J207	243,062	  4,501,987	SH N/A	SOLE	4,501,987	0	0






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